Earnings (Loss) Per Share	12 Months Ended
Aug. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE
19.	EARNINGS (LOSS) PER SHARE

	For the year ended August 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator used in basic and diluted earnings/(loss) per share:
Net loss attributable to Bright Scholar Education Holdings Limited from continuing operations	(242,339)	(316,878)	(540,768)
Net income attributable to Bright Scholar Education Holdings Limited from discontinued operations	483,438	477,883	487,963
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	241,099	161,005	(52,805)
Shares (denominator):
Weighted average ordinary shares outstanding used in calculating earnings/(loss) per share—basic and diluted	122,322,894	120,158,001	119,220,331
Net earnings/(loss) per share attributable to ordinary shareholders — basic and diluted:
Net loss from continuing operations attributable to ordinary shareholders	(1.98)	(2.64)	(4.54)
Net income from discontinued operations attributable to ordinary shareholders	3.95	3.98	4.09
Net income/(loss) attributable to Bright Scholar Education Holdings Limited shareholders	1.97	1.34	(0.45)

As of August 31, 2019, 2020 and 2021, there were 2,318,716, 840,767 and 759,525 employee share options or non-vested ordinary shares excluded from the computation of diluted net earnings/(loss) per share in the periods presented, as their inclusion would have been anti-dilutive for the years presented.